Net Loss per Share Attributable to Common Stockholders - Schedule of Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - shares	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024		Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	67,748,300		45,466,135		24,199,613		23,097,930
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	17,863,934		17,863,934		17,863,934		17,863,934
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	46,912,311		24,630,146	[1]	3,363,624		2,251,941	[2]
Convertible Loans [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities		[3]				[4]
Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	2,972,055		2,972,055		2,972,055		2,982,055

[1]	The conversion of the Convertible Notes and Senior Notes to common stock is dependent on the price of the Business Combination or other equity offering and the completion date of such offerings. These factors are not estimable, therefore, the number of shares of common stock is not determinable.
[2]	The conversion of the Convertible Notes and Senior Notes to common stock is dependent on the price of SPAC transaction or other equity offering and the completion date of such offerings. These factors are not estimable, therefore, the number of common stock is not determinable.
[3]	The Tasly Convertible Notes issued between June and August 2023 and completed in February 2024 are convertible upon occurrence of various conversion scenarios. Therefore, the number of common stock shares issuable upon their conversion is not currently estimable.
[4]	The Tasly Convertible Notes issued between June and August 2023 and completed in February 2024 are convertible upon occurrence of various conversion scenarios. Therefore, the number of common stock shares issuable upon their conversion is not currently estimable.